Short-term borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Short-term borrowings:
Short-term borrowings	$ 6,967	$ 4,708
Notes payable to banks
Short-term borrowings:
Weighted-average interest rates on short-term borrowings (as a percent)	9.20%	6.80%
Commercial paper
Short-term borrowings:
Weighted-average interest rates on short-term borrowings (as a percent)	0.50%	0.30%
Demand notes
Short-term borrowings:
Weighted-average interest rates on short-term borrowings (as a percent)	0.80%	0.80%
Machinery, Energy & Transportation
Short-term borrowings:
Short-term borrowings	$ 9	$ 9
Machinery, Energy & Transportation | Notes payable to banks
Short-term borrowings:
Short-term borrowings	9	9
Machinery, Energy & Transportation | Commercial paper
Short-term borrowings:
Short-term borrowings	0	0
Financial Products
Short-term borrowings:
Short-term borrowings	6,958	4,699
Financial Products | Notes payable to banks
Short-term borrowings:
Short-term borrowings	440	411
Financial Products | Commercial paper
Short-term borrowings:
Short-term borrowings	5,811	3,688
Financial Products | Demand notes
Short-term borrowings:
Short-term borrowings	$ 707	$ 600